Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Significant Components of the Provision For Income Taxes

Significant components of the provision for income taxes are as follows:

	Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Income tax (credit) expense is comprised of the following:
Current	(19,194)	-	165,226
Deferred	-	-	549
Total income tax (credit) expense	(19,194)	-	165,775

Schedule of Reconciliation Provision for Income Tax and the Provision at the Singapore Statutory Rate

A reconciliation between the Company’s actual provision for income tax and the provision at the Singapore statutory rate was as follows:

	Years Ended June 30,
	2024	2023	2022
	US$	US$	US$

(Loss) Income before tax	(15,621,986)	(3,213,360)	258,472

Loss tax expense computed at statutory rate	(17.0%)	(17.0%)	17.0%
Reconciling items:
Non-deductible expenses	22.2%	4.7%	22.8%
Income not subject to tax	(0.1%)	(0.3%)	(6.5%)
Underprovision in respect of prior years	0.0%	0.0%	8.8%
Utilization of previously unrecognized tax losses	0.0%	0.0%	(17.5%)
Deferred tax assets not recognised	(5.1%)	12.6%	39.3%
Others	0.0%	0.0%	0.2%
Effective tax rate	0.0%	0.0%	64.1%

Schedule of Significant Components of Deferred Tax

Significant components of deferred tax were as follows:

	Years Ended June 30,
	2024	2023
	US$	US$

Deferred tax assets, gross:
Net operating loss carried forward	-	406,251
Valuation allowance	-	(406,251)
Deferred tax assets, net of valuation allowance	-	-